Summary Prospectus and Prospectus Supplement Equity Growth Fund
Supplement dated January 13, 2023 ■ Prospectus dated November 1, 2022

The advisor has determined to no longer offer G Class shares of the Equity Growth Fund. Therefore, all references to the fund's G Class shares are hereby deleted.

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